Quarterly Holdings Report
for
Fidelity® International Value Fund
January 31, 2022
FIV-NPRT1-0422
1.844602.115
Common Stocks - 93.6%
	Shares	Value ($)
Australia - 5.6%
BHP Group Ltd.	456,897	14,522,817
Evolution Mining Ltd.	273,580	687,351
Macquarie Group Ltd.	40,435	5,285,320
National Australia Bank Ltd.	303,650	5,859,066
TOTAL AUSTRALIA		26,354,554
Austria - 1.1%
Erste Group Bank AG	110,207	5,151,138
Bailiwick of Jersey - 2.2%
Ferguson PLC	26,416	4,154,989
Glencore Xstrata PLC	1,183,900	6,167,665
TOTAL BAILIWICK OF JERSEY		10,322,654
Belgium - 2.6%
Anheuser-Busch InBev SA NV	80,700	5,087,418
KBC Groep NV	81,716	7,106,788
TOTAL BELGIUM		12,194,206
Canada - 0.5%
Nutrien Ltd.	33,200	2,318,763
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	483	1,735,006
ORSTED A/S (a)	13,300	1,417,048
TOTAL DENMARK		3,152,054
Finland - 1.1%
Sampo Oyj (A Shares)	103,434	5,133,723
France - 14.5%
Air Liquide SA	38,200	6,534,466
ALTEN	6,300	1,027,569
AXA SA	271,405	8,595,665
BNP Paribas SA	155,800	11,122,470
Capgemini SA	13,193	2,966,001
Sanofi SA	101,379	10,600,395
Teleperformance	9,700	3,652,914
Total SA	283,905	16,144,958
VINCI SA	48,700	5,337,840
Vivendi SA	183,992	2,411,283
TOTAL FRANCE		68,393,561
Germany - 10.9%
Bayer AG	64,800	3,936,850
Deutsche Post AG	100,600	6,054,169
Hannover Reuck SE	25,700	5,184,772
HeidelbergCement AG	35,400	2,463,436
Linde PLC	17,814	5,665,208
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,200	3,545,752
Rheinmetall AG	22,950	2,399,418
RWE AG	96,900	4,087,462
Siemens AG	70,739	11,231,316
Vonovia SE	116,632	6,642,867
TOTAL GERMANY		51,211,250
Hong Kong - 0.7%
AIA Group Ltd.	306,800	3,202,934
India - 0.7%
Reliance Industries Ltd. sponsored GDR (a)	50,500	3,248,855
Indonesia - 0.3%
PT Bank Rakyat Indonesia (Persero) Tbk	5,269,594	1,499,913
Ireland - 2.1%
CRH PLC	133,902	6,720,595
Ryanair Holdings PLC sponsored ADR (b)	28,500	3,181,170
TOTAL IRELAND		9,901,765
Italy - 2.9%
Assicurazioni Generali SpA	166,400	3,501,847
Enel SpA	733,000	5,641,608
Mediobanca SpA	386,825	4,431,706
TOTAL ITALY		13,575,161
Japan - 21.6%
DENSO Corp.	74,400	5,552,749
Fujitsu Ltd.	20,600	2,723,287
Hitachi Ltd.	114,600	5,956,454
Hoya Corp.	34,800	4,512,458
Ibiden Co. Ltd.	31,700	1,771,408
Idemitsu Kosan Co. Ltd.	74,000	1,896,001
Itochu Corp.	170,000	5,461,499
Minebea Mitsumi, Inc.	173,570	4,247,361
Mitsubishi Estate Co. Ltd.	95,700	1,378,312
Mitsubishi UFJ Financial Group, Inc.	1,109,161	6,722,937
Mitsui Fudosan Co. Ltd.	69,300	1,485,608
OBIC Co. Ltd.	10,693	1,766,715
ORIX Corp.	263,100	5,426,996
Recruit Holdings Co. Ltd.	46,300	2,288,544
Renesas Electronics Corp. (b)	200,000	2,295,363
Shin-Etsu Chemical Co. Ltd.	40,900	6,842,954
Shiseido Co. Ltd.	30,500	1,538,542
SoftBank Group Corp.	64,100	2,839,601
Sony Group Corp.	51,900	5,805,974
Sumitomo Mitsui Financial Group, Inc.	150,600	5,424,758
Suzuki Motor Corp.	79,230	3,373,150
Tokio Marine Holdings, Inc.	97,348	5,809,115
Tokyo Electron Ltd.	2,800	1,369,573
Toyota Motor Corp.	774,825	15,313,005
TOTAL JAPAN		101,802,364
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	38,300	2,381,899
Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	127,800	3,796,177
Netherlands - 3.2%
AerCap Holdings NV (b)	21,600	1,360,800
Airbus Group NV (b)	41,100	5,248,190
NN Group NV	92,368	5,169,108
Universal Music Group NV	135,492	3,345,181
TOTAL NETHERLANDS		15,123,279
Singapore - 1.3%
United Overseas Bank Ltd.	269,605	6,025,313
South Africa - 0.0%
Thungela Resources Ltd. (b)	18,981	113,724
Spain - 2.0%
Banco Santander SA (Spain)	2,073,382	7,270,529
Cellnex Telecom SA (a)	31,500	1,428,387
Unicaja Banco SA (a)	806,200	826,420
TOTAL SPAIN		9,525,336
Sweden - 1.5%
Investor AB (B Shares)	242,940	5,274,697
Sandvik AB	78,300	2,061,995
TOTAL SWEDEN		7,336,692
Switzerland - 5.7%
Novartis AG	53,620	4,659,018
Roche Holding AG (participation certificate)	7,640	2,956,675
Swiss Life Holding AG	4,373	2,814,507
UBS Group AG	426,658	7,965,705
Zurich Insurance Group Ltd.	17,431	8,337,393
TOTAL SWITZERLAND		26,733,298
United Kingdom - 11.1%
Anglo American PLC (United Kingdom)	166,019	7,319,032
AstraZeneca PLC (United Kingdom)	48,012	5,585,141
Barratt Developments PLC	359,872	2,993,070
Beazley PLC (b)	214,700	1,425,438
BP PLC	1,895,409	9,825,656
Imperial Brands PLC	97,940	2,322,144
Lloyds Banking Group PLC	8,630,066	5,989,025
Shell PLC ADR	240,000	12,336,000
Standard Chartered PLC (United Kingdom)	643,698	4,687,897
TOTAL UNITED KINGDOM		52,483,403
TOTAL COMMON STOCKS (Cost $396,363,991)		440,982,016

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
Germany - 1.2%
Porsche Automobil Holding SE (Germany) (Cost $4,494,830)	61,800	5,787,506

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $20,078,470)	20,074,455	20,078,470

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $420,937,291)	466,847,992
NET OTHER ASSETS (LIABILITIES) - 0.9%	4,211,060
NET ASSETS - 100.0%	471,059,052

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,920,710 or 1.5% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,277,780	46,020,796	32,220,106	2,655	-	-	20,078,470	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	38,107	38,107	1	-	-	-	0.0%
Total	6,277,780	46,058,903	32,258,213	2,656	-	-	20,078,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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